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                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

                     SUPPLEMENT DATED JUNE 28, 2004 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 30, 2003

     The Prospectus is hereby supplemented as follows:

     The section entitled "INVESTMENT ADVISORY SERVICES--GENERAL--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund's portfolio is managed by the Global Core Team. The team is made up of established investment professionals. Current members of the team include Sandra Yeager, Kate Cornish-Bowden, Simon Carter, Michael Allison, Mark Laskin and Jamie Wood. The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     IA SPT 6/04
                                                                    65207 SPT-01